Schedule of Tax Years Subject to Examination (Details)	12 Months Ended
Dec. 31, 2020
Domestic Tax Authority [Member] | Earliest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Open tax year	2016
Domestic Tax Authority [Member] | Latest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Open tax year	2020
State and Local Jurisdiction [Member] | Earliest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Open tax year	2015
State and Local Jurisdiction [Member] | Latest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Open tax year	2020